Interest rate benchmark reform - Exposures with or without fallback clauses (Details) £ in Millions, $ in Millions		Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		£ 145,259		£ 134,267
Financial assets at fair value through the income statement		188,226		171,761
Non-derivative financial assets		1,049,896	$ 132	1,051,400
Subordinated liabilities		(32,185)		(32,005)	£ (33,425)
Financial liabilities designated at fair value		(251,131)		(249,626)
Non-derivative financial liabilities		(1,000,754)		(1,001,271)
Other equity instruments		(56,487)		(53,710)	(50,615)
Notional contract amount		47,412,915		42,625,605
Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments	[1]	(9,693)		(8,621)	£ (8,323)
IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		28,250		39,216
Financial assets at fair value through the income statement		9,165		8,055
Non-derivative financial assets		37,601		47,905
Subordinated liabilities		(5,136)		(897)
Financial liabilities designated at fair value		(920)		(2,320)
Non-derivative financial liabilities		(6,056)		(4,669)
Standby facilities, credit lines and other commitments		115,493		108,202
Notional contract amount		6,402,147		12,688,971
IBOR Reform | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,743,182		4,708,416
IBOR Reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		802,299		870,903
IBOR Reform | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		9,949		14,896
IBOR Reform | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		2,380,378		6,458,375
IBOR Reform | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		466,339		636,381
IBOR Reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		(3,062)		(5,184)
IBOR Reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		8,012
Financial assets at fair value through the income statement		424
Non-derivative financial assets		8,436
Subordinated liabilities		(1,249)
Financial liabilities designated at fair value		(708)
Non-derivative financial liabilities		(1,957)
Standby facilities, credit lines and other commitments		46,555
Notional contract amount		725,014
IBOR Reform | With appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		386,089
IBOR Reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		338,925
IBOR Reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		4,437
Financial assets at fair value through the income statement		203
Non-derivative financial assets		4,640
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		26,172
Notional contract amount		16,386
IBOR Reform | Without appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		16,111
IBOR Reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		275
GBP London Interbank Offered rate (LIBOR) | IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		11,761		19,317
Financial assets at fair value through the income statement		101		1,190
Non-derivative financial assets		11,862		20,693
Subordinated liabilities		(36)		(21)
Financial liabilities designated at fair value		(708)		(149)
Non-derivative financial liabilities		(744)		(170)
Standby facilities, credit lines and other commitments		58,094		18,169
Notional contract amount		429,081		2,606,513
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		245,604		596,564
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		183,477		155,285
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0		1,845
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0		1,552,637
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0		300,182
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		0		(2,122)
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		7,389
Financial assets at fair value through the income statement		84
Non-derivative financial assets		7,473
Subordinated liabilities		(36)
Financial liabilities designated at fair value		(708)
Non-derivative financial liabilities		(744)
Standby facilities, credit lines and other commitments		36,087
Notional contract amount		418,016
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | With appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		234,813
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		183,203
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		4,372
Financial assets at fair value through the income statement		17
Non-derivative financial assets		4,389
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		22,007
Notional contract amount		11,065
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		10,791
GBP London Interbank Offered rate (LIBOR) | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		274
EONIA | IBOR Reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,568
EONIA | IBOR Reform | With appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,568
EONIA | IBOR Reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
EONIA | IBOR Reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		244
EONIA | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		244
EONIA | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
JPY LIBOR | IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		24		173
Financial assets at fair value through the income statement		5		0
Non-derivative financial assets		29		173
Subordinated liabilities		(1,213)		0
Financial liabilities designated at fair value		0		(759)
Non-derivative financial liabilities		(1,213)		(781)
Standby facilities, credit lines and other commitments		1,284		0
Notional contract amount		263,180		1,940,722
JPY LIBOR | IBOR Reform | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		140,357		754,206
JPY LIBOR | IBOR Reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		122,823		93,108
JPY LIBOR | IBOR Reform | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0		1,929
JPY LIBOR | IBOR Reform | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0		1,091,479
JPY LIBOR | IBOR Reform | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0		0
JPY LIBOR | IBOR Reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		0		0
JPY LIBOR | IBOR Reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		0
Financial assets at fair value through the income statement		5
Non-derivative financial assets		5
Subordinated liabilities		(1,213)
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		(1,213)
Standby facilities, credit lines and other commitments		657
Notional contract amount		258,542
JPY LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		135,720
JPY LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		122,822
JPY LIBOR | IBOR Reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		24
Financial assets at fair value through the income statement		0
Non-derivative financial assets		24
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		627
Notional contract amount		4,639
JPY LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		4,638
JPY LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		1
CHF LIBOR | IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		222		11
Financial assets at fair value through the income statement		327		283
Non-derivative financial assets		549		294
Subordinated liabilities		0		0
Financial liabilities designated at fair value		0		0
Non-derivative financial liabilities		0		0
Standby facilities, credit lines and other commitments		375		74
Notional contract amount		37,296		179,305
CHF LIBOR | IBOR Reform | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		4,396		25,681
CHF LIBOR | IBOR Reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		32,900		31,257
CHF LIBOR | IBOR Reform | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0		491
CHF LIBOR | IBOR Reform | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0		119,382
CHF LIBOR | IBOR Reform | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0		2,494
CHF LIBOR | IBOR Reform | Other equity instruments
Disclosure of financial instruments by type of interest rate [line items]
Other equity instruments		0		0
CHF LIBOR | IBOR Reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		210
Financial assets at fair value through the income statement		327
Non-derivative financial assets		537
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		375
Notional contract amount		37,262
CHF LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		4,362
CHF LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		32,900
CHF LIBOR | IBOR Reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		12
Financial assets at fair value through the income statement		0
Non-derivative financial assets		12
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		0
Notional contract amount		35
CHF LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		35
CHF LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
EUR LIBOR | IBOR Reform
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,811		1,082,190
EUR LIBOR | IBOR Reform | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		7,811		457,844
EUR LIBOR | IBOR Reform | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0		0
EUR LIBOR | IBOR Reform | OTC derivatives | Equity and stock index derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0		544
EUR LIBOR | IBOR Reform | Derivatives cleared by central counterparty
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0		623,802
EUR LIBOR | IBOR Reform | Exchange traded derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0		£ 0
EUR LIBOR | IBOR Reform | With appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		413
Financial assets at fair value through the income statement		8
Non-derivative financial assets		421
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		9,436
Notional contract amount		3,626
EUR LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		3,626
EUR LIBOR | IBOR Reform | With appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		0
EUR LIBOR | IBOR Reform | Without appropriate fallback clause
Disclosure of financial instruments by type of interest rate [line items]
Loans and advances at amortised cost		29
Financial assets at fair value through the income statement		186
Non-derivative financial assets		215
Subordinated liabilities		0
Financial liabilities designated at fair value		0
Non-derivative financial liabilities		0
Standby facilities, credit lines and other commitments		3,538
Notional contract amount		403
EUR LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Interest rate derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		403
EUR LIBOR | IBOR Reform | Without appropriate fallback clause | OTC derivatives | Foreign exchange derivatives
Disclosure of financial instruments by type of interest rate [line items]
Notional contract amount		£ 0

[1]	For further details refer to Note 27.